Commitments and Contingencies - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2017 USD ($) shares	Dec. 31, 2021 GBP (£)
Contract Manufacturing Organizations [Member]
Disclosure of commitments and contingencies [line items]
Outstanding commitments, related party transactions | £		£ 1.4
Mereo BioPharma 4 Limited [member]
Disclosure of commitments and contingencies [line items]
Payment of ordinary shares	$ 3.0
Issuance of aggregate ordinary shares | shares	490,798
Aggregate upfront payment amount	$ 5.0
Payments of aggregate and issue additional ordinary shares	$ 115.5